STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

NOTE 6 – RESTRICTED STOCK AND WARRANTS

On November 14, 2017, the Executive Committee of the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “2017 Plan”) which covered the potential issuance of 260,000 shares of common stock. The 2017 Plan provided that directors, officers, employees, and consultants of the Company were eligible to receive equity incentives under the 2017 Plan at the discretion of the Board or the Board’s Compensation Committee.

On August 10, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and on September 30, 2020, the Company’s stockholders approved the 2020 Plan, which authorizes the potential issuance of up to 1,069,110 shares of common stock. Upon effectiveness of the 2020 Plan the 2017 Plan was terminated. Shares of common stock underlying existing awards under the 2017 Plan may become available for issuance pursuant to the terms of the 2020 Plan under certain circumstances. Employees and non-employee directors of the Company or its affiliates, and other individuals who perform services for the Company or any of its affiliates, are eligible to receive awards under the 2020 Plan at the discretion of the Board of Directors or the Board’s Compensation Committee.

On March 28, 2022, the Company’s Board of Directors adopted the First Amendment to the 2020 Plan and on June 9, 2022, the Company’s stockholders approved the First Amendment to the 2020 Plan, which increased the shares authorized for potential issuance under the 2020 Plan to 2,069,100 shares of common stock and extended the term of the 2020 Plan to June 9, 2023. On April 17, 2023, the Company’s Board of Directors adopted the Second Amendment to the 2020 Plan and on June 6, 2023, the Company’s stockholders approved the Second Amendment to the 2020 Plan, which increased the shares authorized for potential issuance under the 2020 Plan to 3,069,110 shares of common stock and extended the term of the 2020 Plan to June 6, 2033, and increased the annual cap on director compensation by $50 thousand. On March 18, 2024, the Company’s Board of Directors adopted the Third Amendment to the 2020 Plan, which on June 4, 2024, was approved by the Company’s stockholders, which increased the shares authorized for potential issuance under the 2020 Plan to 4,069,100 shares of common stock and extended the term of the 2020 Plan to June 4, 2034. On April 13, 2026, the Company’s Board of Directors adopted the Fourth Amendment to the 2020 Plan, which will not be effected unless it is approved by the Company’s stockholders. If effected, the Fourth Amendment would increase the shares authorized for potential issuance under the 2020 Plan by 16,182,541 shares of common stock and would extend the term of the 2020 Plan to the 10th anniversary of the date stockholder approval is obtained.

The 2020 Plan, as amended, is administered by the Compensation Committee which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the plan.

Restricted Stock Awards and Restricted Stock Units

The following table summarizes the unvested restricted stock awards as of March 31, 2026:

Weighted -
Average
	Number of	Grant
	Award Shares	Date Fair Value

Unvested at December 31, 2025	70,000	$1.04

Granted	-	-

Vested	-	-

Forfeited	-	-

Balance at March 31, 2026	70,000	$1.04

As of March 31, 2026, total unrecognized share-based compensation cost related to unvested restricted stock awards is $38 thousand.

The following table summarizes the unvested restricted stock units as of March 31, 2026:

		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2025	232,801	$1.32

Granted	-	-

Vested	(70,773)	1.70

Forfeited	-	-

Balance at March 31, 2026	162,028	$1.13

As of March 31, 2026, total unrecognized share-based compensation cost related to unvested time-based restricted stock units was $55 thousand, which is expected to be recognized over a weighted-average period of less than one year.

The following table summarizes the unvested performance-based restricted stock units as of March 31, 2026:

		Weighted -
		Average
	Number of	Number of
	Unit Shares	Unit Shares
Unvested at December 31, 2025	1,321,591	$1.15

Granted	-	-

Forfeited/Cancelled	(168,183)	1.55

Balance at March 31, 2026	1,153,408	$1.10

As of March 31, 2026, total unrecognized share-based compensation cost related to unvested performance based restricted stock units was $127 thousand, which is expected to be recognized over a weighted-average period of less than a year.

Warrants

The following table summarizes the activities for the Company’s warrants as of March 31, 2026:

	Number of Warrant Shares		Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance as of December 31, 2025	1,555,207		3.95	4.4

Issued	-		-

Exercised		-	-

Expired	-		-

Balance as of March 31, 2026	1,555,207		$3.95	4.1

Exercisable as of March 31, 2026	1,555,207		$3.95	4.1	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.81 for our common stock on March 31, 2026.

At-the-Market Equity Offering Program

On March 6, 2025, the Company entered into a now terminated At-The-Market Sales Agreement (“Sales Agreement”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company could issue and sell, from time to time, shares of its common stock up to an aggregate offering price of $15.8 million (“ATM Program”). Roth acted as the Company’s sales agent and was entitled to a 3.0% commission on gross proceeds from sales under the ATM Program.

During the year ended December 31, 2025, and through the termination of the ATM Program, the Company sold an aggregate of 628,432 shares of its common stock pursuant to the ATM program for net proceeds of $483 thousand, after deducting $15 thousand in offering costs. On February 11, 2026, the Company provided Roth written notice of its decision to terminate the ATM Program and pursuant to Section 12(b) of the Sales Agreement, the ATM Program and Sales Agreement terminated on February 16, 2026.

NOTE 10– STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

On November 14, 2017, the Executive Committee of the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “2017 Plan”) which covered the potential issuance of 260,000 shares of common stock. The 2017 Plan provided that directors, officers, employees, and consultants of the Company were eligible to receive equity incentives under the 2017 Plan at the discretion of the Board of Directors or the Board’s Compensation Committee.

On August 10, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and on September 30, 2020, the Company’s stockholders approved the 2020 Plan, which authorizes the potential issuance of up to 1,069,110 shares of common stock. Upon effectiveness of the 2020 Plan, the 2017 Plan was terminated. Shares of common stock underlying existing awards under the 2017 Plan may become available for issuance pursuant to the terms of the 2020 Plan under certain circumstances. Employees and non-employee directors of the Company or its affiliates, and other individuals who perform services for the Company or any of its affiliates, are eligible to receive awards under the 2020 Plan at the discretion of the Board of Directors or the Board’s Compensation Committee.

On March 28, 2022, the Company’s Board of Directors adopted the First Amendment to the 2020 Plan and on June 9, 2022, the Company’s stockholders approved the First Amendment to the 2020 Plan, which increased the shares authorized for potential issuance under the 2020 Plan to 2,069,100 shares of common stock and extended the term of the 2020 Plan to June 9, 2023. On April 17, 2023, the Company’s Board of Directors adopted the Second Amendment to the 2020 Plan and on June 6, 2023, the Company’s stockholders approved the Second Amendment to the 2020 Plan, which increased the shares authorized for potential issuance under the 2020 Plan to 3,069,110 shares of common stock and extended the term of the 2020 Plan to June 6, 2033, and increased the annual cap on director compensation by $50 thousand. On March 18, 2024, the Company’s Board of Directors adopted the Third Amendment to the 2020 Plan, which on June 4, 2024, was approved by the Company’s stockholders, which increased the shares authorized for potential issuance under the 2020 Plan to 4,069,100 shares of common stock and extended the term of the 2020 Plan to June 4, 2034.

The 2020 Plan, as amended, is administered by the Compensation Committee which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the plan.

In connection with incentive stock options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock with respect to which incentive stock options are exercisable for the first time by any individual during any calendar year (under all plans of the Company and its affiliates) shall not exceed $100 thousand, and the options in excess of $100 thousand shall be deemed to be non-qualified stock options, including prices, duration, transferability and limitations on exercise. The maximum number of shares of common stock that may be issued under the 2020 Plan pursuant to incentive stock options may not exceed, in the aggregate, 1,000,000.

The Company has issued non-qualified stock options pursuant to contractual agreements with non-employees. Options granted under the agreements are expensed when the related service or product is provided. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and judgements.

Stock Options

The following table summarizes the activities for the Company’s stock options as of December 31, 2025, and 2024:

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value
	Shares	Exercise Price	(in years)	(in thousands)(1)
Balance as of December 31, 2023	301,471	$4.56

Granted	-	-

Forfeited/Cancelled/Expired	(80,471)	7.27

Balance as of December 31, 2024	221,000	3.57	0.4	-

Exercisable as of December 31, 2024	221,000	$3.57	0.4	$-

Granted	-	-

Forfeited/Cancelled/Expired	(221,000)	3.57

Balance as of December 31, 2025	-	-	-	-

Exercisable as of December 31, 2025	-	$-	-	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.

As of December 31, 2025, the Company has no outstanding stock options.

During the year ended December 31, 2025, and 2024, the Company expensed $0 thousand with respect to options.

As of December 31, 2025, and 2024, there was $0 unrecognized compensation cost related to outstanding stock options.

Restricted Stock Awards and Restricted Stock Units

The following table summarizes the unvested restricted stock awards as of December 31, 2025 and 2024:

		Weighted -
		Average
	Number of	Grant
	Award Shares	Date Fair Value

Unvested at December 31, 2023	416,669	1.44

Granted	140,000	1.60

Vested	(416,669)	1.44

Balance at December 31, 2024	140,000	1.60

Granted	70,000	1.04

Vested	(140,000)	1.60

Balance at December 31, 2025	70,000	$1.04

As of December 31, 2025, and 2024, total unrecognized share-based compensation cost related to unvested restricted stock awards was $56 thousand and $96 thousand respectively, which is expected to be recognized over a weighted-average period of 0.8 years as of December 31, 2025.

The following table summarizes the unvested restricted stock units as of December 31, 2025 and 2024:

	Unvested Restricted Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	371,253	1.32

Granted	88,011	1.46

Vested	(160,194)	1.31

Forfeit/Cancelled	(25,334)	1.23

Unvested at December 31, 2024	273,736	1.38

Granted	180,773	1.34

Vested	(201,374)	1.39

Forfeited/Cancelled	(20,334)	1.57

Balance at December 31, 2025	232,801	$1.32

As of December 31, 2025, and 2024, total unrecognized share-based compensation cost related to unvested restricted stock units was $83 thousand and $120 thousand respectively, which is expected to be recognized over a weighted-average period of 0.5 years as of December 31, 2025.

For RSUs with stock price appreciation targets, we applied a lattice approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the RSU’s contractual life based on the appropriate probability distributions (which are based on commonly applied Black Scholes inputs). The fair value of each grant was determined by taking the average of the grant date fair values under each Monte Carlo simulation trial. We recognize compensation expense on a straight-line basis over the derived service period and there is no ongoing adjustment or reversal based on actual achievement during the period.

The following table summarizes the unvested performance restricted stock units as of December 31, 2025 and 2024:

	Unvested Performance Restricted
	Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	1,438,760	1.51

Granted	555,000	1.08

Vested	-	-

Forfeited/Cancelled	(387,100)	1.47

Balance at December 31, 2024	1,606,660	1.37

Granted	-	-

Vested	-	-

Forfeited/Cancelled	(285,069)	2.40

Balance at December 31, 2025	1,321,591	$1.15

As of December 31, 2025, and December 31, 2024 total unrecognized share-based compensation cost related to unvested restricted stock units was $158 thousand and $577 thousand, respectively, which is expected to be recognized over a weighted-average period of 0.5 years as of December 31, 2025.

Warrants

The following table summarizes the activities for the Company’s warrants for the year ended December 31, 2025 and 2024:

	Warrants Outstanding (Excluding Pre-Funded Warrants)
	Number of Warrant Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance at December 31, 2023	4,628,586	$4.13

Granted	-	-

Expired	-	-

Balance at December 31, 2024	4,628,586	4.13

Granted	1,461,896	4.00

Exercised	(1,461,896)	3.22

Expired	(3,073,379)	4.60

Balance at December 31, 2025	1,555,207	3.95	4.4

Exercisable at December 31, 2025	1,555,207	3.95	4.4	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.60 for our common stock on December 31, 2025.

On January 13, 2025, the Company entered into a warrant inducement agreement with an institutional investor and holder of existing warrants to purchase up to 1,461,896 shares of our common stock. The existing warrants were originally issued on April 14, 2022, with an exercise price of $3.215 per share and became exercisable six months following issuance. The net proceeds from the warrant exercise was $4.3 million. In exchange for the investor’s exercise of the existing warrants, the Company issued new warrants to purchase an equal number of shares at an exercise price of $4.00 per share. The new warrants were immediately exercisable and have a contractual term of five and one-half years from the issuance date.

The Company recognized the fair value of the new warrants using the Black-Scholes option pricing model. The fair value of the new warrants was estimated at $3,971 thousand. The transaction was treated as an equity issuance, and the fair value of the new warrants was recorded in additional paid-in capital. Direct transaction costs totaling approximately $352 thousand, including legal fees and placement agent commissions, were also recorded as a reduction to additional paid-in capital.

On June 23, 2025, the Company’s warrants listed on Nasdaq under the symbol “VRMEW” (the “Uplist Warrants”) expired pursuant to the terms of the Form of Common Stock Purchase Warrant. On June 23, 2025, Nasdaq filed a Form 25 formalizing the suspension of the Uplist Warrants.

The following table presents the assumptions used to estimate the fair value of the new warrants on January 13, 2025:

January 13, 2025
Risk free interest rate	4.34%
Expected life	2.75 years
Expected volatility	171%
Expected dividend	-

At-the-Market Equity Offering Program

On March 6, 2025, the Company entered into an At-The-Market Sales Agreement (“ATM”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may issue and sell, from time to time, shares of its common stock up to an aggregate offering price of $15.8 million (“ATM Program”). Roth acts as the Company’s sales agent and is entitled to a 3.0% commission on gross proceeds from sales under the program.

During the year ended December 31, 2025, and through the date of this filing, the Company sold an aggregate of 628,432 shares of its common stock pursuant to the ATM program. The Company provided notice on February 11, 2026 to Roth of its election to terminate the ATM Program, which by the terms of the At-The-Market Sales Agreement became effective on February 16, 2026, in connection with the Board of Directors’ approval of the Merger Agreement with Open World Ltd.

In connection with the ATM Program, the Company incurred direct legal and audit fees totaling $209 thousand. The costs were recorded as deferred offering costs within other current assets to be reclassified to additional paid-in capital on a pro-rata basis as shares are issued. For the year ended December 31, 2025, we reclassified $8 thousand to additional paid-in capital on a pro-rata basis as shares were issued. Upon terminating the program on February 16, 2026, we expensed $201 thousand remaining deferred costs to general and administrative expenses.